Document And Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Registrant Name	eHi Car Services Ltd
Entity Central Index Key	0001517492
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Parent company
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	139,917,575
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	74,279,018
Class A Common Shares represented by ADS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,027,288
ADS
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	513,644
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	65,638,557